REVENUES FROM CONTRACTS WITH CUSTOMERS (Details)1 - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES FROM CONTRACTS WITH CUSTOMERS
Receivables included in "Accounts receivable - trade and other"	$ 4,154	$ 3,264	$ 2,270
Contract liabilities	$ (9,848)	$ (6,750)	$ (9,462)